Income Taxes - Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Deferred Tax Assets Liabilities [Line Items]
Net current deferred tax asset	$ 2,244	[1]
Net non-current deferred tax asset	128,186	[1]
Net current deferred tax liabilities	7,490	[1]
Net non-current deferred tax liability	194,900	[1]
Net deferred tax liability-current	5,246	[1]
Net deferred tax liability-noncurrent	66,714	[1]
Derivative Instruments and Other [Member]
Deferred Tax Assets Liabilities [Line Items]
Net current deferred tax liabilities	6,966	[1]
Other Assets [Member]
Deferred Tax Assets Liabilities [Line Items]
Other, net	2,140	[1]
Net non-current deferred tax asset	668	[1]
Other Liabilities [Member]
Deferred Tax Assets Liabilities [Line Items]
Net current deferred tax liabilities	524	[1]
Federal Tax Loss Carryforwards [Member]
Deferred Tax Assets Liabilities [Line Items]
State effect of current deferreds	104	[1]
Net non-current deferred tax asset	127,497	[1]
State Tax Effect [Member]
Deferred Tax Assets Liabilities [Line Items]
Net non-current deferred tax asset	21	[1]
Oil and Gas Properties [Member]
Deferred Tax Assets Liabilities [Line Items]
Net non-current deferred tax liability	$ 194,900	[1]

[1]	For the 2014 and 2013 comparable periods, the calculation is not applicable as the Company was not a taxable entity until June 25, 2014.